Deposits (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Deposits
Deposits at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Non-interest-bearing demand deposits	¥32,935,364	¥37,539,163
Interest-bearing demand deposits	80,370,602	80,238,685
Deposits at notice	14,655,807	13,133,036
Time deposits	34,482,582	27,883,639
Negotiable certificates of deposit	17,175,392	14,672,276
Others (1)	10,402,995	8,630,520

Total deposits	¥190,022,742	¥182,097,319

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.